Future Principal Payments Required Under Northwestern Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Scheduled Principal Payments For Borrowings [Line Items]
2015	$ 7,424
2016	7,844
2017	8,288
2018	8,758
2019	9,254
2020 and beyond	50,616
Total	$ 92,184